Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Provision for credit losses
Provision for loan losses	23	(12)
Provision for lending-related and other exposures	9	(9)
Provision for credit losses	32	(21)